Summary of Significant Accounting Policies - Investment Funds Greater than 10% of Total Investments (Details) - EBP 001	Dec. 31, 2025	Dec. 31, 2024
SSGA GLOBAL ALL CAP INDEX LENDING
EBP, Risk and Uncertainty [Line Items]
Investment percentage of total investments	19.00%	19.00%
TARGET SERIES RETIREMENT 2025
EBP, Risk and Uncertainty [Line Items]
Investment percentage of total investments		11.00%
TARGET SERIES RETIREMENT 2030
EBP, Risk and Uncertainty [Line Items]
Investment percentage of total investments	13.00%	13.00%
TARGET SERIES RETIREMENT 2035
EBP, Risk and Uncertainty [Line Items]
Investment percentage of total investments	11.00%